Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Warrant and Options Outstanding and Exercisable

Following is a table of warrant and options still outstanding and exercisable along with exercise price and range of remaining term.

Type	Quantity	Exercise Price	Remaining Term
Warrants Class A	1,000,000	$0.50	18 Months
Warrants Class B	1,356,500	$1.20	18-24 Months
Total	2,356,500

Following is a table of warrant and options still outstanding and exercisable along with exercise price and range of remaining term.

Type	Quantity	Exercise Price	Remaining Term
Warrants Class A	1,000,000	$0.50	24 Months
Total	1,000,000